Putnam Floating Rate Income Fund
The fund's portfolio
5/31/23 (Unaudited)

SENIOR LOANS (83.1%)(a)(c)
	Principal amount	Value
Advertising and marketing services (1.0%)
Clear Channel Outdoor Holdings, Inc. bank term loan FRN Ser. B, (ICE LIBOR USD 3 Month + 3.50%), 8.807%, 8/21/26	$2,366,643	$2,222,799
Terrier Media Buyer, Inc. bank term loan FRN (ICE LIBOR USD 3 Month + 3.50%), 8.659%, 12/17/26	1,603,010	1,330,498

		3,553,297
Automotive (0.5%)
Rough Country, LLC bank term loan FRN (ICE LIBOR USD 3 Month + 3.50%), 8.654%, 7/29/28	1,955,000	1,826,302

		1,826,302
Basic materials (9.6%)
Axalta Coating Systems US Holdings, Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.00%), 7.898%, 12/7/29	379,688	379,600
BWAY Holding Co. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 4.00%), 9.16%, 8/15/26	1,885,000	1,840,759
Core & Main LP bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 2.50%), 7.721%, 6/10/28	1,472,519	1,456,571
CP Atlas Buyer, Inc. bank term loan FRN Ser. B1, (ICE LIBOR USD 3 Month + 3.50%), 9.003%, 11/23/27	2,104,729	1,897,223
Diamond BC BV bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 2.75%), 8.057%, 9/14/28	1,975,000	1,968,285
GEON Performance Solutions, LLC bank term loan FRN Ser. B, (ICE LIBOR USD 3 Month + 4.50%), 9.659%, 8/20/28	985,000	969,407
Herens US Holdco Corp. bank term loan FRN Ser. B, (ICE LIBOR USD 3 Month + 3.93%), 9.084%, 4/30/28	2,135,934	1,829,961
Klockner-Pentaplast of America, Inc. bank term loan FRN (CME Term SOFR 6 Month + 4.73%), 9.813%, 2/4/26	1,489,457	1,355,406
LSF11 A5 HoldCo, LLC bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 4.25%), 9.503%, 10/15/28	1,345,000	1,316,984
LSF11 A5 HoldCo, LLC bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.50%), 8.768%, 9/30/28	23,760	22,958
Messer Industries USA, Inc. bank term loan FRN Ser. B, (ICE LIBOR USD 3 Month + 2.50%), 7.66%, 3/2/26	2,181,522	2,173,799
Nouryon USA, LLC bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 4.00%), 9.155%, 4/3/28	350,000	343,221
Nouryon USA, LLC bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 4.00%), 8.99%, 4/3/28	750,000	735,000
Olympus Water US Holding Corp. bank term loan FRN Ser. B, (ICE LIBOR USD 3 Month + 3.75%), 8.938%, 9/21/28	1,475,050	1,373,464
PMHC II, Inc. bank term loan FRN (CME Term SOFR 3 Month + 4.25%), 9.304%, 4/21/29	1,492,500	1,283,923
Pregis TopCo, LLC bank term loan FRN (ICE LIBOR USD 1 Month + 3.75%), 8.904%, 8/1/26	1,477,500	1,442,040
Quikrete Holdings, Inc. bank term loan FRN Ser. B, (ICE LIBOR USD 3 Month + 3.00%), 8.154%, 3/18/29	990,000	982,238
Quikrete Holdings, Inc. bank term loan FRN Ser. B, (ICE LIBOR USD 3 Month + 2.63%), 6.696%, 2/1/27	1,516,297	1,501,543
SCIH Salt Holdings, Inc. bank term loan FRN Ser. B, (ICE LIBOR USD 3 Month + 4.00%), 9.154%, 3/16/27	2,126,199	2,065,453
Smyrna Ready Mix Concrete, LLC bank term loan FRN Ser. B, (ICE LIBOR USD 3 Month + 4.25%), 9.503%, 3/24/29	992,500	985,880
Starfruit US Holdco, LLC bank term loan FRN Ser. B, (CME Term SOFR 3 Month + 3.00%), 7.895%, 10/1/25	1,133,460	1,128,404
TAMKO Building Products, Inc. bank term loan FRN Ser. B, (CME Term SOFR 3 Month + 3.00%), 8.158%, 5/29/26	2,020,768	1,953,840
TMS International Corp. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 4.75%), 9.843%, 2/24/30	1,000,000	973,750
Tronox Finance, LLC bank term loan FRN Ser. B, (CME Term SOFR 3 Month + 3.25%), 8.148%, 4/4/29	990,000	980,100
W.R. Grace Holdings, LLC bank term loan FRN Ser. B, (ICE LIBOR USD 3 Month + 3.75%), 8.938%, 9/22/28	992,462	980,057
Watlow Electric Manufacturing, Co. bank term loan FRN (CME Term SOFR 1 Month + 3.75%), 9.057%, 3/2/28	1,462,369	1,419,799

		33,359,665
Broadcasting (1.2%)
Banijay Group US Holding, Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.75%), 8.869%, 3/1/28	951,451	938,073
Entercom Media Corp. bank term loan FRN Ser. B1, (ICE LIBOR USD 3 Month + 2.50%), 7.66%, 11/17/24	1,284,716	623,087
iHeartCommunications, Inc. bank term loan FRN Ser. B, (ICE LIBOR USD 3 Month + 3.00%), 8.154%, 5/1/26	1,472,582	1,148,437
Univision Communications, Inc. bank term loan FRN (ICE LIBOR USD 3 Month + 3.25%), 8.404%, 3/24/26	1,579,401	1,522,369

		4,231,966
Building materials (5.5%)
AppleCaramel Buyer, LLC bank term loan FRN (CME Term SOFR 1 Month + 3.75%), 8.903%, 10/19/27	2,344,770	2,302,564
Chariot Buyer, LLC bank term loan FRN (CME Term SOFR 3 Month + 3.25%), 8.503%, 10/22/28	2,962,500	2,803,799
Cornerstone Building Brands, Inc. bank term loan FRN (CME Term SOFR 3 Month + 3.25%), 8.409%, 4/12/28	2,880,708	2,609,432
CPG International, LLC bank term loan FRN Ser. B, (CME Term SOFR 6 Month + 2.50%), 7.754%, 4/28/29	2,487,500	2,458,993
LBM Acquisition, LLC bank term loan FRN Ser. B, (ICE LIBOR USD 3 Month + 3.75%), 8.904%, 12/17/27	2,780,847	2,541,805
MI Windows And Doors, Inc. bank term loan FRN Ser. B, (US SOFR + 3.50%), 8.753%, 12/18/27	1,979,950	1,941,598
Park River Holdings, Inc. bank term loan FRN (ICE LIBOR USD 3 Month + 3.25%), 8.522%, 12/28/27	979,989	916,535
Robertshaw Holdings Corp. bank term loan FRN (ICE LIBOR USD 3 Month + 8.00%), 13.188%, 2/28/26	1,427,000	285,400
SRS Distribution, Inc. bank term loan FRN Ser. B, (ICE LIBOR USD 3 Month + 3.50%), 8.654%, 5/20/28	1,974,874	1,872,438
Werner Finco LP bank term loan FRN Ser. B, (ICE LIBOR USD 3 Month + 4.00%), 9.159%, 7/24/24	1,587,526	1,572,143

		19,304,707
Capital goods (7.2%)
American Trailer World Corp. bank term loan FRN (CME Term SOFR 1 Month + 3.50%), 9.003%, 3/3/28	1,360,850	1,173,052
Chart Industries, Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.75%), 8.916%, 12/8/29	2,023,000	2,006,573
Clarios Global LP bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.75%), 8.903%, 4/20/30	2,579,175	2,551,243
Emerson Climate Technologies, Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.00%), 8.043%, 5/4/30	1,043,578	1,030,857
Filtration Group Corp. bank term loan FRN (CME Term SOFR 3 Month + 3.50%), 8.768%, 10/19/28	2,469,925	2,420,007
GFL Environmental, Inc. bank term loan FRN (CME Term SOFR 1 Month + 3.00%), 8.145%, 5/31/27	997,500	995,385
Harsco Corp. bank term loan FRN Ser. B, (ICE LIBOR USD 3 Month + 2.25%), 7.518%, 3/5/28	1,965,000	1,899,919
MajorDrive Holdings IV, LLC bank term loan FRN (ICE LIBOR USD 3 Month + 4.00%), 9.50%, 6/1/28	2,613,450	2,495,845
OT Merger Corp. bank term loan FRN (ICE LIBOR USD 3 Month + 4.00%), 9.159%, 10/15/28	983,574	829,556
Patriot Container Corp. bank term loan FRN Ser. B, (CME Term SOFR 3 Month + 3.75%), 9.003%, 3/20/25	483,461	439,345
Pro Mach Group, Inc. bank term loan FRN Ser. B, (ICE LIBOR USD 3 Month + 4.00%), 9.154%, 8/13/28	2,963,338	2,930,386
Reynolds Group Holdings, Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.25%), 8.518%, 9/20/28	989,975	967,473
Staples, Inc. bank term loan FRN (ICE LIBOR USD 3 Month + 5.00%), 10.299%, 4/9/26	998,987	849,139
TransDigm, Inc. bank term loan FRN (CME Term SOFR 1 Month + 3.25%), 8.148%, 8/24/28	1,730,402	1,719,587
Vertiv Group Corp. bank term loan FRN Ser. B, (ICE LIBOR USD 3 Month + 2.75%), 7.812%, 3/2/27	2,682,610	2,637,890

		24,946,257
Commercial and consumer services (2.4%)
Allied Universal Holdco, LLC bank term loan FRN Ser. B, (ICE LIBOR USD 3 Month + 3.75%), 8.85%, 5/5/28	1,974,950	1,852,997
Garda World Security Corp. bank term loan FRN Ser. B, (CME Term SOFR 3 Month + 4.25%), 9.444%, 10/30/26	3,114,604	3,062,434
Neptune Bidco US, Inc. bank term loan FRN Class C, (CME Term SOFR 1 Month + 5.00%), 10.004%, 4/11/29	2,840,000	2,535,893
Sabre GLBL, Inc. bank term loan FRN (CME Term SOFR 1 Month + 5.00%), 10.253%, 6/30/28	1,185,392	870,528
Sabre GLBL, Inc. bank term loan FRN Ser. B, (CME Term SOFR 3 Month Plus CSA + 4.25%), 7.384%, 6/30/28	195,502	142,595

		8,464,447
Communication services (3.1%)
Altice France SA/France bank term loan FRN Ser. B14, (CME Term SOFR 1 Month + 5.50%), 10.486%, 8/31/28	1,557,140	1,295,027
Asurion, LLC bank term loan FRN Ser. B8, (ICE LIBOR USD 1 Month + 3.25%), 8.404%, 12/23/26	2,551	2,354
Cogeco Financing 2 LP bank term loan FRN (ICE LIBOR USD 3 Month + 2.50%), 7.768%, 7/28/28	1,760,918	1,703,318
DIRECTV Financing, LLC bank term loan FRN (ICE LIBOR USD 3 Month + 5.00%), 10.154%, 7/22/27	3,027,500	2,867,618
First Opportunity Fund, Ltd. bank term loan FRN (ICE LIBOR USD 3 Month + 3.50%), 8.81%, 7/20/28	1,970,000	1,947,010
Frontier Communications Corp. bank term loan FRN Ser. B, (ICE LIBOR USD 3 Month + 3.75%), 8.938%, 10/8/27	2,260,402	2,093,426
Viasat, Inc. bank term loan FRN Class B, (CME Term SOFR 3 Month Plus CSA + 4.50%), 9.653%, 2/24/29	994,987	954,939

		10,863,692
Communications equipment (0.4%)
CommScope, Inc. bank term loan FRN Ser. B2, (ICE LIBOR USD 3 Month + 3.25%), 8.404%, 2/7/26	1,494,662	1,401,245

		1,401,245
Computers (3.9%)
Atlas CC Acquisition Corp. bank term loan FRN Ser. B, (CME Term SOFR 3 Month + 4.25%), 9.775%, 4/29/28	1,632,887	1,437,970
Atlas CC Acquisition Corp. bank term loan FRN Ser. C, (CME Term SOFR 3 Month + 4.25%), 9.775%, 4/29/28	332,113	292,468
Central Parent, Inc. bank term loan FRN Ser. B, (CME Term SOFR 3 Month + 4.25%), 9.148%, 7/6/29	997,500	981,390
Condor Merger Sub, Inc. bank term loan FRN Ser. B, (CME Term SOFR 3 Month Plus CSA + 3.75%), 9.01%, 2/2/29	2,481,250	2,319,969
ConnectWise, LLC bank term loan FRN Ser. B, (ICE LIBOR USD 3 Month + 3.50%), 8.654%, 9/30/28	987,500	942,450
Ivanti Software, Inc. bank term loan FRN (ICE LIBOR USD 3 Month + 4.25%), 9.42%, 12/1/27	1,970,100	1,642,216
Liftoff Mobile, Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.75%), 9.003%, 9/30/28	1,970,000	1,637,917
RealPage, Inc. bank term loan FRN Ser. B, (ICE LIBOR USD 1 Month + 3.00%), 8.154%, 4/22/28	2,977,330	2,859,160
Xperi Holding Corp. bank term loan FRN (ICE LIBOR USD 3 Month + 3.50%), 8.654%, 6/8/28	1,643,519	1,622,975

		13,736,515
Consumer staples (4.2%)
AG Group Holdings, Inc. bank term loan FRN Ser. B, (CME Term SOFR 3 Month Plus CSA + 4.00%), 9.153%, 12/29/28	990,000	947,925
Ascend Learning, LLC bank term loan FRN (ICE LIBOR USD 1 Month + 5.75%), 11.003%, 11/18/29	1,220,000	1,041,063
Ascend Learning, LLC bank term loan FRN (CME Term SOFR 1 Month + 3.50%), 8.753%, 11/18/28	1,997,274	1,789,118
Bengal Debt Merger Sub, LLC bank term loan FRN Ser. B, (CME Term SOFR 3 Month + 3.25%), 8.248%, 1/24/29	1,985,000	1,809,665
Brand Industrial Services, Inc. bank term loan FRN (ICE LIBOR USD 3 Month + 4.25%), 9.373%, 6/21/24	2,348,011	2,220,044
Hertz Corp. (The) bank term loan FRN Ser. B, (CME Term SOFR 3 Month + 3.50%), 8.404%, 6/30/28	1,653,398	1,635,211
Hertz Corp. (The) bank term loan FRN Ser. C, (CME Term SOFR 1 Month + 3.50%), 8.41%, 6/30/28	317,152	313,663
IRB Holding Corp. bank term loan FRN (CME Term SOFR 3 Month Plus CSA + 3.00%), 8.253%, 12/15/27	1,994,962	1,932,879
Naked Juice, LLC bank term loan FRN (CME Term SOFR 3 Month + 6.00%), 10.998%, 1/24/30	500,000	373,750
PECF USS Intermediate Holding III Corp. bank term loan FRN Ser. B, (ICE LIBOR USD 1 Month + 4.25%), 9.541%, 12/17/28	2,213,963	1,718,035
Uber Technologies, Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 2.75%), 7.87%, 2/27/30	997,500	987,276

		14,768,629
Electronics (1.2%)
Mirion Technologies US, Inc. bank term loan FRN (ICE LIBOR USD 6 Month + 2.75%), 7.904%, 10/20/28	1,678,795	1,653,613
Roper Industrial Products Investment Co. bank term loan FRN (CME Term SOFR 1 Month + 4.50%), 9.398%, 11/22/29	1,000,000	987,970
Vision Solutions, Inc. bank term loan FRN (ICE LIBOR USD 1 Month + 4.00%), 9.255%, 4/24/28	1,860,556	1,672,174

		4,313,757
Energy (3.5%)
BCP Renaissance Parent, LLC bank term loan FRN Ser. B3, (ICE LIBOR USD 3 Month + 3.50%), 8.306%, 10/31/26	1,612,438	1,596,894
ChampionX Corp. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.25%), 8.394%, 5/13/29	995,000	990,443
CQP Holdco LP bank term loan FRN (ICE LIBOR USD 3 Month + 3.50%), 8.659%, 5/27/28	1,932,763	1,919,678
GIP II Blue Holding LP bank term loan FRN Ser. B, (ICE LIBOR USD 3 Month + 4.50%), 9.659%, 9/22/28	1,819,392	1,812,569
Medallion Midland Acquisition LP bank term loan FRN (ICE LIBOR USD 3 Month + 3.75%), 8.91%, 10/18/28	1,979,950	1,950,251
Oryx Midstream Services Permian Basin, LLC bank term loan FRN (CME Term SOFR 3 Month + 3.25%), 8.326%, 10/5/28	1,946,289	1,910,341
Prairie ECI Acquiror LP bank term loan FRN (ICE LIBOR USD 3 Month + 4.75%), 9.904%, 3/11/26	2,000,000	1,956,820

		12,136,996
Entertainment (1.1%)
Allen Media, LLC bank term loan FRN Ser. B, (CME Term SOFR 3 Month + 5.50%), 10.548%, 2/10/27	1,473,436	1,274,522
AMC Entertainment Holdings, Inc. bank term loan FRN Ser. B, (ICE LIBOR USD 1 Month + 3.00%), 8.107%, 4/22/26	3,099,773	2,392,002

		3,666,524
Financials (4.4%)
Advisor Group Holdings, Inc. bank term loan FRN Ser. B, (ICE LIBOR USD 1 Month + 4.50%), 9.654%, 7/31/26	2,684,506	2,658,225
Alliant Holdings Intermediate, LLC bank term loan FRN Ser. B5, (CME Term SOFR 1 Month + 3.50%), 8.559%, 2/8/27	916,766	892,527
Apollo Commercial Real Estate Finance, Inc. bank term loan FRN Ser. B, (ICE LIBOR USD 3 Month + 3.50%), 8.768%, 3/11/28	1,421,000	1,236,270
Aretec Group, Inc. bank term loan FRN (ICE LIBOR USD 3 Month + 4.25%), 9.503%, 10/1/25	1,583,290	1,575,373
Aretec Group, Inc. bank term loan FRN (CME Term SOFR 1 Month + 4.50%), 9.276%, 3/8/30	666,667	653,540
CoreLogic, Inc. bank term loan FRN Ser. B, (ICE LIBOR USD 3 Month + 3.50%), 8.638%, 4/14/28	1,496,203	1,334,523
Diebold Nixdorf Holding Germany, Inc. & Co. KGaA bank term loan FRN (CME Term SOFR 1 Month + 6.50%), 11.666%, 7/15/25	1,500,000	1,755,000
Forest City Enterprises LP bank term loan FRN Ser. B, (CME Term SOFR 3 Month + 3.50%), 8.654%, 12/7/25	1,776,228	1,375,831
Greystone Select Financial, LLC bank term loan FRN (ICE LIBOR USD 3 Month + 5.00%), 10.265%, 5/6/28	1,463,077	1,371,635
USI, Inc./NY bank term loan FRN (CME Term SOFR 1 Month + 3.75%), 8.648%, 11/16/29	2,396,215	2,356,893

		15,209,817
Gaming and lottery (4.4%)
Bally's Corp. bank term loan FRN Ser. B, (ICE LIBOR USD 3 Month + 3.25%), 8.358%, 8/6/28	2,468,750	2,357,903
Caesars Entertainment, Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.25%), 8.503%, 1/25/30	2,000,000	1,980,940
Fertitta Entertainment, LLC/NV bank term loan FRN Ser. B, (CME Term SOFR 3 Month Plus CSA + 4.00%), 9.153%, 1/12/29	2,231,003	2,145,020
Light & Wonder, Inc. bank term loan FRN (CME Term SOFR 1 Month + 3.00%), 8.159%, 4/7/29	2,481,250	2,461,102
Raptor Acquisition Corp. bank term loan FRN (ICE LIBOR USD 3 Month + 4.00%), 8.947%, 11/1/26	1,488,750	1,470,141
Scientific Games Holdings LP bank term loan FRN Ser. B, (CME Term SOFR 3 Month + 3.50%), 8.421%, 4/4/29	2,985,000	2,877,122
Stars Group Holdings BV bank term loan FRN Ser. B, (ICE LIBOR USD 3 Month + 2.25%), 6.98%, 7/21/26	1,901,599	1,892,300

		15,184,528
Health care (7.1%)
athenahealth, Inc. bank term loan FRN Ser. B, (CME Term SOFR 3 Month Plus CSA + 3.50%), 8.598%, 1/27/29	1,769,601	1,663,425
athenahealth, Inc. bank term loan FRN Ser. DD, (CME Term SOFR 3 Month Plus CSA + 3.50%), 3.50%, 1/27/29(U)	217,391	204,348
Bausch + Lomb Corp. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.25%), 8.457%, 5/5/27	992,500	957,763
Bausch Health Cos., Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 5.25%), 10.416%, 1/27/27	962,500	756,862
Covetrus, Inc. bank term loan FRN (CME Term SOFR 3 Month + 5.00%), 9.898%, 10/13/29	1,000,000	922,320
Elanco Animal Health, Inc. bank term loan FRN Ser. B, (ICE LIBOR USD 3 Month + 1.75%), 7.01%, 2/4/27	1,851,308	1,792,011
Envision Healthcare Corp. bank term loan FRN (US SOFR + 4.25%), 9.148%, 3/31/27 (In default)(NON)	778,870	113,263
Global Medical Response, Inc. bank term loan FRN (ICE LIBOR USD 1 Month + 4.25%), 9.236%, 10/2/25	568,551	394,432
Grifols Worldwide Operations USA, Inc. bank term loan FRN Ser. B, (ICE LIBOR USD 3 Month + 2.00%), 7.414%, 11/15/27	2,300,151	2,209,019
Icon Luxembourg SARL bank term loan FRN Ser. B, (CME Term SOFR 3 Month + 2.25%), 7.41%, 7/1/28	1,032,387	1,030,240
Indigo Merger Sub, Inc. bank term loan FRN Ser. B, (CME Term SOFR 3 Month + 2.25%), 7.41%, 7/1/28	257,220	256,685
Insulet Corp. bank term loan FRN Ser. B, (CME Term SOFR 3 Month + 3.25%), 8.518%, 5/4/28	1,965,000	1,957,022
Jazz Financing Lux SARL bank term loan FRN Ser. B, (ICE LIBOR USD 1 Month + 3.50%), 8.654%, 5/5/28	3,659	3,650
Mozart Borrower LP bank term loan FRN (ICE LIBOR USD 1 Month + 3.25%), 8.404%, 9/30/28	2,970,000	2,875,940
One Call Corp. bank term loan FRN (ICE LIBOR USD 3 Month + 5.50%), 10.829%, 4/22/27	1,364,957	964,574
Organon & Co. bank term loan FRN Ser. B, (ICE LIBOR USD 3 Month + 3.00%), 8.00%, 4/8/28	2,542,500	2,528,516
Perrigo Investments, LLC bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 2.25%), 7.503%, 4/5/29	992,500	976,789
Phoenix Newco, Inc. bank term loan FRN (ICE LIBOR USD 3 Month + 3.25%), 8.404%, 8/11/28	2,970,000	2,869,139
Physician Partners, LLC bank term loan FRN (CME Term SOFR 3 Month Plus CSA + 4.00%), 9.048%, 2/1/29	495,000	463,137
Surgery Center Holdings, Inc. bank term loan FRN (ICE LIBOR USD 1 Month + 3.75%), 8.858%, 8/31/26	2,000,000	1,984,320

		24,923,455
Household furniture and appliances (1.3%)
Hunter Douglas, Inc. bank term loan FRN Ser. B, (CME Term SOFR 3 Month + 3.50%), 8.666%, 2/25/29	2,977,500	2,725,901
Osmosis Debt Merger Sub, Inc. bank term loan FRN (CME Term SOFR 1 Month + 3.75%), 8.804%, 7/30/28	1,985,000	1,907,585

		4,633,486
Leisure (0.4%)
Topgolf Callaway Brands Corp. bank term loan FRN (CME Term SOFR 1 Month + 3.50%), 8.753%, 3/16/30	1,250,000	1,230,363

		1,230,363
Lodging/Tourism (0.6%)
Carnival Corp. bank term loan FRN (ICE LIBOR USD 6 Month + 3.25%), 8.404%, 10/18/28	1,975,000	1,912,452

		1,912,452
Publishing (1.3%)
Cengage Learning, Inc. bank term loan FRN Ser. B, (ICE LIBOR USD 3 Month + 4.75%), 9.88%, 6/29/26	2,194,367	2,067,379
Mav Acquisition Corp. bank term loan FRN (ICE LIBOR USD 3 Month + 4.75%), 10.085%, 7/30/28	2,460,025	2,304,232

		4,371,611
Retail (3.2%)
Crocs, Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.50%), 8.753%, 2/20/29	969,600	967,312
Great Outdoors Group, LLC bank term loan FRN Ser. B1, (ICE LIBOR USD 1 Month + 3.75%), 8.904%, 3/5/28	2,941,506	2,851,790
Mattress Firm, Inc. bank term loan FRN Ser. B, (ICE LIBOR USD 3 Month + 4.25%), 9.39%, 9/21/28	1,994,748	1,885,874
Michaels Cos., Inc. (The) bank term loan FRN (US SOFR + 4.25%), 9.409%, 4/15/28	1,057,310	927,134
Petco Health & Wellness Co., Inc. bank term loan FRN (CME Term SOFR 3 Month + 3.25%), 8.41%, 3/4/28	1,894,412	1,854,156
PetSmart, LLC bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.75%), 9.003%, 1/29/28	2,554,500	2,514,267

		11,000,533
Semiconductor (1.0%)
Altar Bidco, Inc. bank term loan FRN (CME Term SOFR 6 Month + 5.60%), 10.493%, 2/1/30	1,872,500	1,638,438
Altar Bidco, Inc. bank term loan FRN (CME Term SOFR 1 Month + 3.10%), 8.086%, 11/17/28	1,985,000	1,885,750

		3,524,188
Software (6.7%)
AppLovin Corp. bank term loan FRN (CME Term SOFR 3 Month + 3.00%), 8.253%, 10/25/28	1,626,286	1,600,266
BCPE Rover Merger Sub, Inc. bank term loan FRN Ser. B, (ICE LIBOR USD 1 Month + 4.25%), 9.404%, 11/28/25	2,587,130	2,540,406
Boxer Parent Co., Inc. bank term loan FRN Ser. B, (ICE LIBOR USD 3 Month + 3.75%), 8.904%, 10/2/25	2,391,561	2,355,473
Epicor Software Corp. bank term loan FRN (ICE LIBOR USD 1 Month + 7.75%), 13.003%, 7/31/28	855,000	847,980
Epicor Software Corp. bank term loan FRN Ser. B, (ICE LIBOR USD 3 Month + 3.25%), 8.518%, 7/30/27	1,836,568	1,784,299
Greeneden US Holdings II, LLC bank term loan FRN (ICE LIBOR USD 3 Month + 4.00%), 9.154%, 12/1/27	2,492,625	2,427,194
IGT Holding IV AB bank term loan FRN (ICE LIBOR USD 3 Month + 3.40%), 8.462%, 3/31/28	2,989,000	2,949,157
Polaris Newco, LLC bank term loan FRN Ser. B, (ICE LIBOR USD 3 Month + 4.00%), 9.159%, 6/3/28	2,250,700	2,012,419
Quasar Intermediate Holdings, Ltd. bank term loan FRN Ser. B, (CME Term SOFR 3 Month + 4.25%), 9.445%, 2/1/29	992,500	838,434
TIBCO Software, Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 4.50%), 9.498%, 3/30/29	2,153,603	1,990,618
UKG, Inc. bank term loan FRN (ICE LIBOR USD 1 Month + 5.25%), 10.271%, 5/3/27	995,000	934,305
UKG, Inc. bank term loan FRN (ICE LIBOR USD 3 Month + 3.75%), 8.895%, 4/5/26	1,930,000	1,860,288
UKG, Inc. bank term loan FRN (CME Term SOFR 3 Month + 3.25%), 8.271%, 5/3/26	1,344,260	1,289,441

		23,430,280
Technology services (4.8%)
Ahead DB Holdings, LLC bank term loan FRN Ser. B, (ICE LIBOR USD 3 Month + 3.75%), 8.909%, 10/16/27	2,258,063	2,129,647
Arches Buyer, Inc. bank term loan FRN (CME Term SOFR 1 Month + 3.25%), 8.503%, 12/6/27	2,777,061	2,572,253
GoDaddy Operating Co., LLC bank term loan FRN (ICE LIBOR USD 1 Month + 2.00%), 7.154%, 8/10/27	1,593,628	1,586,664
Ingram Micro, Inc. bank term loan FRN Ser. B, (ICE LIBOR USD 3 Month + 3.50%), 8.659%, 4/1/28	1,965,000	1,886,400
MH Sub I, LLC bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 4.25%), 9.416%, 5/3/28	2,068,101	1,956,196
Proofpoint, Inc. bank term loan FRN Ser. B, (ICE LIBOR USD 3 Month + 6.25%), 11.404%, 8/31/29	995,000	955,200
Proofpoint, Inc. bank term loan FRN Ser. B, (ICE LIBOR USD 3 Month + 3.25%), 8.404%, 6/9/28	1,994,949	1,924,568
Star Merger Sub, Inc. bank term loan FRN Ser. B, (ICE LIBOR USD 3 Month + 3.25%), 8.41%, 2/1/26	1,834,845	1,822,075
Tempo Acquisition, LLC bank term loan FRN Ser. B, (CME Term SOFR 3 Month Plus CSA + 3.00%), 8.153%, 8/31/28	1,359,020	1,354,209
Tenable, Inc. bank term loan FRN (ICE LIBOR USD 3 Month + 2.75%), 7.904%, 7/7/28	493,750	486,344

		16,673,556
Textiles (0.4%)
Hanesbrands, Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.75%), 8.903%, 2/14/30	1,505,000	1,489,950

		1,489,950
Transportation (2.0%)
American Airlines, Inc. bank term loan FRN (ICE LIBOR USD 3 Month + 4.75%), 10.00%, 4/20/28	2,295,000	2,302,528
Einstein Merger Sub, Inc. bank term loan FRN (ICE LIBOR USD 1 Month + 3.50%), 8.654%, 11/4/28	1,485,000	1,406,117
Skymiles IP, Ltd. bank term loan FRN (ICE LIBOR USD 3 Month + 3.75%), 8.799%, 9/16/27	900,000	930,879
United Airlines, Inc. bank term loan FRN Ser. B, (ICE LIBOR USD 3 Month + 3.75%), 8.888%, 4/21/28	2,307,851	2,292,457

		6,931,981
Utilities and power (0.8%)
Calpine Construction Finance Co. LP bank term loan FRN (ICE LIBOR USD 3 Month + 2.00%), 7.154%, 1/15/25	1,528,413	1,524,347
Pacific Gas & Electric Co. bank term loan FRN (ICE LIBOR USD 3 Month + 3.00%), 8.188%, 6/23/25	1,458,750	1,443,550

		2,967,897

Total senior loans (cost $304,856,364)		$290,058,096

CORPORATE BONDS AND NOTES (7.3%)(a)
	Principal amount	Value
Basic materials (1.1%)
Celanese US Holdings, LLC company guaranty sr. unsec. notes 6.165%, 7/15/27 (Germany)	$1,000,000	$1,006,834
Cheever Escrow Issuer, LLC 144A sr. notes 7.125%, 10/1/27	1,000,000	932,584
First Quantum Minerals, Ltd. 144A company guaranty sr. unsec. notes 6.875%, 3/1/26 (Canada)	242,000	235,345
Novelis Corp. 144A company guaranty sr. unsec. notes 3.25%, 11/15/26	1,000,000	903,258
WR Grace Holdings, LLC 144A company guaranty sr. notes 4.875%, 6/15/27	785,000	728,048

		3,806,069
Capital goods (0.9%)
Berry Global, Inc. 144A company guaranty notes 5.625%, 7/15/27	1,000,000	986,250
Staples, Inc. 144A sr. notes 7.50%, 4/15/26	616,000	506,336
TransDigm, Inc. 144A company guaranty sr. notes 6.25%, 3/15/26	1,745,000	1,733,053

		3,225,639
Communication services (0.7%)
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A company guaranty sr. unsec. bonds 5.50%, 5/1/26	2,250,000	2,203,734
DISH DBS Corp. company guaranty sr. unsec. notes 7.75%, 7/1/26	660,000	378,688

		2,582,422
Conglomerates (0.1%)
General Electric Co. jr. unsec. sub. FRN (ICE LIBOR USD 3 Month + 3.33%), 8.196%, perpetual maturity	459,000	456,935

		456,935
Consumer cyclicals (1.7%)
Beasley Mezzanine Holdings, LLC 144A company guaranty sr. notes 8.625%, 2/1/26	47,000	30,866
Caesars Resort Collection, LLC/CRC Finco, Inc. 144A company guaranty sr. notes 5.75%, 7/1/25	1,010,000	1,015,142
Carnival Corp. 144A notes 10.50%, 2/1/26	1,000,000	1,039,127
iHeartCommunications, Inc. company guaranty sr. notes 6.375%, 5/1/26	1,000,000	759,112
Royal Caribbean Cruises, Ltd. 144A company guaranty sr. unsec. unsub. notes 9.25%, 1/15/29	900,000	956,831
Sabre GLBL, Inc. 144A company guaranty sr. notes 7.375%, 9/1/25	615,000	520,063
Standard Industries, Inc. 144A sr. unsec. notes 5.00%, 2/15/27	721,000	676,701
Univision Communications, Inc. 144A company guaranty sr. notes 6.625%, 6/1/27	1,000,000	946,789

		5,944,631
Energy (0.9%)
Hess Midstream Operations LP 144A company guaranty sr. unsec. sub. notes 5.625%, 2/15/26	1,000,000	981,250
SM Energy Co. sr. unsec. notes 6.625%, 1/15/27	1,000,000	961,146
Venture Global LNG, Inc. 144A sr. notes 8.125%, 6/1/28	1,000,000	1,005,000

		2,947,396
Financials (0.8%)
Ford Motor Credit Co., LLC sr. unsec. unsub. notes 5.125%, 6/16/25	1,000,000	969,511
Freedom Mortgage Corp. 144A sr. unsec. notes 8.125%, 11/15/24	750,000	735,117
OneMain Finance Corp. company guaranty sr. unsec. sub. notes 7.125%, 3/15/26	1,000,000	956,171

		2,660,799
Health care (0.6%)
Tenet Healthcare Corp. company guaranty sr. notes 5.125%, 11/1/27	1,000,000	955,566
Teva Pharmaceutical Finance Netherlands III BV company guaranty sr. unsec. notes 6.75%, 3/1/28 (Israel)	1,000,000	979,660

		1,935,226
Utilities and power (0.5%)
Buckeye Partners LP sr. unsec. notes 3.95%, 12/1/26	1,000,000	891,410
Vistra Operations Co., LLC 144A company guaranty sr. notes 5.125%, 5/13/25	1,000,000	976,259

		1,867,669

Total corporate bonds and notes (cost $26,482,994)		$25,426,786

COMMON STOCKS (—%)(a)
	Shares	Value
Texas Competitive Electric Holdings Co., LLC/TCEH Finance, Inc. (Rights)	113,884	$136,661

Total common stocks (cost $142,355)		$136,661

SHORT-TERM INVESTMENTS (7.5%)(a)
	Shares	Value
Putnam Short Term Investment Fund Class P 5.21%(AFF)	26,144,964	$26,144,964

Total short-term investments (cost $26,144,964)		$26,144,964
TOTAL INVESTMENTS

Total investments (cost $357,626,677)		$341,766,507

	CENTRALLY CLEARED CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 5/31/23 (Unaudited)
	Referenced debt*	Rating***	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments received by fund	Unrealized appreciation/ (depreciation)
	CDX NA HY Series 40 Index	B+/P	$35,766	$9,000,000	$97,650	6/20/28	500 bp — Quarterly	$213,416

	Total		$35,766					$213,416
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.
***	Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at May31, 2023. Securities rated by Fitch are indicated by "/F." Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor’s classifications.

Key to holding's abbreviations
bp	Basis Points
CME	Chicago Mercantile Exchange
FRN	Floating Rate Notes: The rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from March 1, 2023 through May 31, 2023 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $349,179,261.
(NON)	This security is non-income-producing.
(AFF)	Affiliated company. For investments in Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 2/28/23	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 5/31/23
Short-term investments
	Putnam Short Term Investment Fund*	$33,906,849	$42,286,421	$50,048,306	$331,462	$26,144,964

	Total Short-term investments	$33,906,849	$42,286,421	$50,048,306	$331,462	$26,144,964
* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(c)	Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities.
Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.
(U)	This security, in part or in entirety, represents an unfunded loan commitment. As of the close of the reporting period, the fund had unfunded loan commitments of $217,391, which could be extended at the option of the borrower, pursuant to the following loan agreements with the following borrowers:
	Borrower	Unfunded commitments
	athenahealth, Inc.	$217,391

	Totals	$217,391
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Senior loans are valued at fair value on the basis of valuations provided by an independent pricing service, approved by the Trustees. Such services use information with respect to transactions in senior loans, quotations from senior loan dealers, market transactions in comparable securities and various relationships between securities in determining value. These securities will generally be categorized as Level 2.
Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less); such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.
Credit default contracts: The fund entered into OTC and/or centrally cleared credit default contracts to hedge credit risk, to gain liquid exposure to individual names and to hedge market risk.
In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.
In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.
At close of the reporting period, the fund has deposited cash valued at $896,844 in a segregated account to cover margin requirements on open centrally cleared swap contracts.
For the fund's average notional amount on credit default contracts, see the appropriate table at the end of these footnotes.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Utilities and power	$—	$136,661	$—

Total common stocks	—	136,661	—
Corporate bonds and notes	—	25,426,786	—
Senior loans	—	290,058,096	—
Short-term investments	—	26,144,964	—

Totals by level	$—	$341,766,507	$—
	Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Credit default contracts	$—	$177,650	$—

Totals by level	$—	$177,650	$—
* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Centrally cleared credit default contracts (notional)	$9,000,000
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com